Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 423,684,210.53
Previously Paid Amount	15,310.00
Total Fee Amount	64,866.05
Total Offset Amount	0.00
Net Fee	$ 49,556.05